FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (6,813)	$ (7,260)
Additions	(3,854)	(2,907)
Payments of contingent consideration	1,662	2,909
Remeasurement gain	91	14	$ (1,036)
Foreign exchange impact	(201)	431
Balance at end of period	$ (9,115)	$ (6,813)	$ (7,260)